Note 11 - Equity and Stock-based Compensation (Details Textual)			1 Months Ended	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Jun. 20, 2016 USD ($) shares	May 05, 2016 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 shares	May 04, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Aug. 04, 2016 shares	Jun. 09, 2014 shares
Payment for Offering Cost | $		$ 100,000
Preferred Stock, Liquidation Preference, Value | $				$ 29,038,000			$ 29,038,000	$ 29,038,000
Authorized Shares, Common and Preferred				32,500,000			32,500,000	32,500,000
Common Stock, Shares Authorized				31,500,000			31,500,000	31,500,000	425,000,000
Preferred Stock, Shares Authorized				1,000,000			1,000,000	1,000,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001			$ 0.0001	$ 0.0001
Warrant, Expiration Date		May 05, 2021
Class of Warrant or Right, Date from which Warrants or Rights Exercisable		Nov. 05, 2016
Warrants Issued for Services [Member]
Class of Warrant or Right, Exercised During Period								0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $									$ 0
Class of Warrant or Right, Issued During Period								0
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											10,500,000
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											18,000,000
Long Term Incentive and Equity Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				22,500	0			0	1,033,259
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares									$ 0.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						0			0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $									$ 810,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									2 years 219 days
Long Term Incentive and Equity Incentive Plans [Member] | Employee Stock Option [Member]
Stock Granted, Value, Share-based Compensation, Gross | $									$ 187,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $						$ 300,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						2 years 146 days
The 2016 Omnibus Plan [Member]
Evergreen Provision, Increase in Number of Shares Authorized Calculation, Percentage Amount of Prior Year's Reserved Shares										6.00%
Evergreen Provision, Maximum Limit of Increase to Authorized Shares										1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				1,590,000			1,500,000	1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				22,500			1,370,000	1,370,000
Stock Granted, Value, Share-based Compensation, Gross | $				$ 3,250				$ 233,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $				$ 24,500				$ 56,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				0				0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $				$ 117,000			$ 140,000	$ 140,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				1 year 160 days				1 year 146 days
Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.52
Derivative Liability | $			$ 1,100,000
Payments of Stock Issuance Costs | $			136,000
Proceeds from Issuance of Private Placement | $			$ 2,000,000
Stock Issued During Period, Shares, New Issues			3,846,154
Predecessor [Member]
Authorized Shares, Common and Preferred									440,000,000
Common Stock, Shares Authorized									425,000,000
Common Stock, Voting Rights Per Share									1
Common Stock, Dividends, Per Share, Cash Paid | $ / shares								$ 0	$ 0
Common Stock, Dividends, Per Share, Declared | $ / shares								$ 0	$ 0
Series A Preferred Stock [Member]
Preferred Stock, Liquidation Preference, Value | $		$ 29,038,000
Preferred Stock, Voting Rights, Number of Votes Per Share		5
Preferred Stock, Voting Rights, Percentage of Voting Rights of Capital Stock		1.00%
Preferred Stock, Restrictions, Debt Ceiling Other Than for Working Capital Purposes | $		$ 3,000,000
Preferred Stock, Shares Authorized		29,038
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Stock Issued During Period, Shares, New Issues		29,038
Convertible Preferred Stock [Member] | Predecessor [Member]
Preferred Stock, Shares Authorized									15,000,000
Common Stock [Member]
Proceeds from Issuance of Common Stock | $		$ 7,300,000
Proceeds from Issuance of Common Stock, Net of Issuance Costs | $		7,052,500
Payment for Offering Cost | $		100,000
Commitment Fees for Debt | $		$ 250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		6,180,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Backstop Commitment Date		Jun. 30, 2017
Warrant, Expiration Date		May 05, 2021
Class of Warrant or Right, Date from which Warrants or Rights Exercisable		Nov. 05, 2016
Stock Issued During Period, Shares, New Issues		7,500,000					2,264,612
Stock Issued During Period, Shares, Issued for Services							162,500
Common Stock [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.50
Common Stock [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1
Common Stock [Member] | Backstop Commitment [Member]
Number of Shares Commited to Purchase		12,800,000
Value of Shares Commited to Purchase | $		$ 3,000,000
Exchange Shares [Member]
Number of Shares Commited to Issue		3,000,000
Shares of Old Common Stock to New Common Stock, Conversion Ratio		41.8934
Stock Issued During Period, Shares, New Issues		2,264,612
Administrative Claim Shares [Member]
Stock Issued During Period, Shares, New Issues	162,500
Stock Issued During Period, Shares, Issued for Services	100,000
Debt Conversion, Converted Instrument, Shares Issued	62,500
Debt Conversion, Original Debt, Amount | $	$ 62,500
March 2014 Warrant [Member] | Private Placement [Member]
Warrant, Term			5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,884,615
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.52